                  ------------------------------------------
                     Annual Report - Financial Statements
                  ------------------------------------------

                     T. ROWE PRICE


                                    EQUITY
                                    INDEX 500
                                    FUND
                                   --------------------
                                    DECEMBER 31, 2001
                                   --------------------

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------


--------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                          Year
                                         Ended
                                      12/31/01     12/31/00  12/31/99  12/31/98   12/31/97
NET ASSET VALUE
Beginning of period                $    35.50     $ 39.56    $  33.38    $ 26.38   $ 20.34

Investment activities
   Net investment income (loss)          0.32*       0.33*       0.34*      0.33*     0.35*
   Net realized and
   unrealized gain (loss)               (4.65)      (3.98)       6.49       7.10      6.28

   Total from
   investment activities                (4.33)      (3.65)       6.83       7.43      6.63

Distributions
   Net investment income                (0.33)      (0.33)      (0.34)     (0.34)    (0.34)
   Net realized gain                       --       (0.08)      (0.31)     (0.09)    (0.25)

   Total distributions                  (0.33)      (0.41)      (0.65)     (0.43)    (0.59)

NET ASSET VALUE
End of period                      $    30.84    $  35.50    $  39.56    $ 33.38   $ 26.38
                                   =======================================================

Ratios/Supplemental Data

Total return@                          (12.17%)*    (9.30%)*    20.64%*    28.31%*   32.87%*
Ratio of total expenses to
average net assets                       0.35%*      0.35%*      0.40% *    0.40%*    0.40%*
Ratio of net investment
income (loss) to average
net assets                               1.00%*      0.85%*      0.98% *    1.17%*    1.49%*
Portfolio turnover rate                  4.0%        9.1%        5.2%       4.7%      0.7%
Net assets, end of period
(in millions)                      $    3,473     $ 4,045    $  5,049    $ 3,347   $ 1,908

@ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.
* Excludes expenses in excess of a 0.40% voluntary expense limitation in effect through 12/31/99 and a 0.35% voluntary expense limitation in effect through 12/31/01.

The accompanying notes are an integral part of these financial statements.

                                        1
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--------------------------------------------------------------------------------
                                                              December 31, 2001


-----------------------
STATEMENT OF NET ASSETS                             Shares/Par            Value
--------------------------------------------------------------------------------
                                                                   In thousands

COMMON STOCKS 98.2%

CONSUMER DISCRETIONARY 12.9%
Auto Components 0.3%
Delphi Automotive Systems                              181,825        $   2,484
Johnson Controls                                        28,664            2,315
TRW                                                     41,171            1,525
Goodyear Tire & Rubber                                  52,838            1,258
Dana                                                    49,649              689
Visteon                                                 41,826              629
Cooper Tire                                             25,217              402
                                                                      ---------
                                                                          9,302
                                                                      ---------
Automobiles 0.7%
Ford Motor                                             599,102            9,418
GM                                                     178,480            8,674
Harley-Davidson                                         98,600            5,355
                                                                      ---------
                                                                         23,447
                                                                      ---------
Hotels, Restaurants & Leisure 0.9%
McDonald's                                             420,429           11,129
Carnival (Class A)                                     189,558            5,323
Marriott (Class A)                                      78,657            3,197
Tricon Global Restaurants *                             48,247            2,374
Starbucks *                                            124,000            2,363
Starwood Hotels & Resorts Worldwide, REIT               63,600            1,898
International Game Technology *(S)                      24,200            1,653
Harrah's Entertainment *                                38,104            1,410
Darden Restaurants                                      37,703            1,335
Hilton                                                 120,715            1,318
Wendys                                                  36,644            1,069
                                                                      ---------
                                                                         33,069
                                                                      ---------

Household Durables 0.4%
Newell Rubbermaid                                       87,479            2,412
Fortune Brands                                          49,036            1,941
Whirlpool                                               22,147            1,624
Leggett & Platt                                         63,100            1,451
Stanley Works (S)                                       27,841            1,297
Centex (S)                                              19,028            1,086



2
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--------------------------------------------------------------------------------



                                                    Shares/Par            Value
--------------------------------------------------------------------------------
                                                                   In thousands

Black & Decker                                          26,790        $   1,011
Pulte (s)                                               19,209              858
Maytag                                                  25,476              791
KB Home (s)                                             16,357              656
Snap-On                                                 17,989              605
Tupperware                                              19,478              375
American Greetings (Class A)                            19,207              265
                                                                      ---------
                                                                         14,372
                                                                      ---------
Leisure Equipment & Products 0.2%
Eastman Kodak                                           94,779            2,789
Mattel                                                 139,617            2,401
Hasbro                                                  55,316              898
Brunswick                                               29,217              636
                                                                      ---------
                                                                          6,724
                                                                      ---------
Media 4.0%
AOL Time Warner *                                    1,441,009           46,256
Viacom (Class B) *(s)                                  578,764           25,553
Disney                                                 671,476           13,913
Comcast (Class A Special) *                            307,846           11,084
Clear Channel Communications *                         191,607            9,755
Gannett                                                 86,225            5,797
Omnicom                                                 60,687            5,422
McGraw-Hill                                             63,362            3,864
Tribune                                                 97,327            3,643
Interpublic                                            120,464            3,559
Univision Communications (Class A) *(s)                 68,900            2,788
New York Times (Class A)                                52,148            2,255
Knight-Ridder                                           24,215            1,572
Dow Jones                                               27,628            1,512
TMP Worldwide *(s)                                      34,800            1,493
Meredith(s)                                             15,786              563
                                                                      ---------
                                                                        139,029
                                                                      ---------
Multiline Retail 3.7%
Wal-Mart                                             1,454,050           83,681
Target                                                 292,316           12,000
Kohl's *                                               108,822            7,665
Costco Wholesale *                                     146,644            6,509
Sears                                                  107,285            5,111



3
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--------------------------------------------------------------------------------



                                           Shares/Par                     Value
--------------------------------------------------------------------------------
                                                                   In thousands

May Department Stores                          97,581                 $   3,608
Federated Department Stores *                  64,717                     2,647
J.C. Penney                                    85,428                     2,298
Family Dollar Stores                           56,200                     1,685
Dollar General                                108,736                     1,620
Nordstrom                                      43,034                       871
Kmart *(s)                                    158,756                       867
Dillards (Class A)                             28,343                       453
Big Lots                                       36,135                       376
                                                                      ---------
                                                                        129,391
                                                                      ---------
Specialty Retail 2.4%
Home Depot                                    759,125                    38,723
Loews                                         249,494                    11,579
Best Buy *                                     68,600                     5,109
Gap                                           278,564                     3,883
TJX                                            90,682                     3,615
Bed Bath & Beyond *                            93,800                     3,179
Staples *                                     148,753                     2,782
AutoZone *                                     36,525                     2,622
The Limited                                   140,742                     2,072
Office Depot *                                 98,100                     1,819
Circuit City Stores                            69,002                     1,791
Radio Shack                                    59,420                     1,789
Tiffany                                        48,140                     1,515
Sherwin-Williams                               50,630                     1,392
Toys "R" Us *                                  64,650                     1,341
                                                                      ---------
                                                                         83,211
                                                                      ---------
Textiles & Apparel 0.3%
NIKE (Class B)                                 88,708                     4,989
V. F.                                          35,782                     1,396
Jones Apparel *                                39,300                     1,304
Liz Claiborne                                  17,394                       865
Reebok *                                       18,587                       492
                                                                      ---------
                                                                          9,046
                                                                      ---------
Total Consumer Discretionary                                            447,591
                                                                      ---------





4
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T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------



                                            Shares/Par                    Value
--------------------------------------------------------------------------------
                                                                   In thousands

CONSUMER STAPLES 8.1%

Beverages 2.5%
Coca-Cola                                      809,162               $   38,152
PepsiCo                                        569,491                   27,729
Anheuser-Busch                                 291,656                   13,186
Coca-Cola Enterprises                          145,798                    2,762
Pepsi Bottling                                  92,400                    2,171
Brown-Forman (Class B)                          22,464                    1,406
Coors (Class B)                                 11,674                      623
                                                                     ----------
                                                                         86,029
                                                                     ----------
Food & Drug Retailing 1.1%
Walgreen                                       331,589                   11,161
Safeway *                                      164,715                    6,877
Sysco                                          219,572                    5,757
Kroger *                                       263,278                    5,495
Albertson's                                    132,479                    4,172
CVS                                            128,561                    3,805
Supervalu                                       41,870                      926
Winn-Dixie                                      46,100                      657
                                                                     ----------
                                                                         38,850
                                                                     ----------
Food Products 1.4%
Unilever                                       186,312                   10,733
General Mills                                  118,278                    6,152
Sara Lee                                       255,441                    5,679
Heinz                                          113,610                    4,672
ConAgra                                        175,123                    4,163
Kellogg                                        132,599                    3,991
Campbell                                       133,559                    3,989
Wrigley                                         73,570                    3,779
Archer-Daniels-Midland                         215,828                    3,097
Hershey Foods                                   44,298                    2,999
                                                                     ----------
                                                                         49,254
                                                                     ----------
Household Products 1.6%
Procter & Gamble                               421,235                   33,332
Colgate-Palmolive                              182,390                   10,533
Kimberly-Clark                                 173,138                   10,354
Clorox                                          76,908                    3,042
                                                                     ----------
                                                                         57,261
                                                                     ----------


5
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T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------



                                             Shares/Par                   Value
--------------------------------------------------------------------------------
                                                                   In thousands

Personal Products 0.5%
Gillette                                        343,445             $    11,471
Avon                                             76,838                   3,573
Alberto Culver (Class B) (S)                     18,801                     841
                                                                    -----------
                                                                         15,885
                                                                    -----------
Tobacco 1.0%
Philip Morris                                   705,261                  32,336
UST                                              54,392                   1,904
                                                                    -----------
                                                                         34,240
                                                                    -----------
Total Consumer Staples                                                  281,519
                                                                    -----------
ENERGY 6.2%

Energy Equipment & Services 0.7%
Schlumberger                                    187,658                  10,312
Baker Hughes                                    109,277                   3,985
Transocean Sedco Forex                          104,342                   3,529
Halliburton                                     140,549                   1,841
Nabors Industries *                              47,900                   1,644
Noble Drilling *                                 43,900                   1,494
Rowan *                                          30,896                     599
                                                                    -----------
                                                                         23,404
                                                                    -----------
Oil & Gas 5.5%
ExxonMobil                                    2,226,464                  87,500
Royal Dutch Petroleum ADR                       691,378                  33,891
ChevronTexaco                                   346,340                  31,036
Phillips Petroleum                              122,380                   7,375
Conoco                                          203,151                   5,749
Anadarko Petroleum                               81,237                   4,618
Occidental Petroleum                            119,895                   3,181
Marathon Oil                                    100,950                   3,028
Unocal                                           78,953                   2,848
Burlington Resources                             70,661                   2,653
Apache                                           44,474                   2,218
Amerada Hess                                     29,074                   1,817
Kerr-McGee                                       32,476                   1,780
Devon Energy (S)                                 42,058                   1,626
EOG Resources (S)                                37,900                   1,482



6
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T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------



                                         Shares/Par                       Value
--------------------------------------------------------------------------------
                                                                   In thousands

Ashland                                      22,742                $      1,048
Sunoco                                       27,795                       1,038
                                                                   ------------
                                                                        192,888
                                                                   ------------
Total Energy                                                            216,292
                                                                   ------------

FINANCIALS 17.5%

Banks 5.7%
Bank of America                              512,120                     32,238
Wells Fargo                                  551,780                     23,975
Bank One                                     378,975                     14,799
Wachovia                                     442,977                     13,892
U.S. Bancorp                                 634,885                     13,288
FleetBoston Financial                        340,165                     12,416
Fifth Third Bancorp                          187,662                     11,510
Bank of New York                             238,937                      9,749
Washington Mutual                            285,068                      9,322
SunTrust                                      94,750                      5,941
Mellon Financial                             154,768                      5,822
National City                                194,770                      5,695
PNC Financial Services                        93,954                      5,280
BB&T                                         142,163                      5,133
Northern Trust                                72,034                      4,336
KeyCorp                                      138,872                      3,380
Comerica                                      58,451                      3,349
Golden West Financial                         51,654                      3,040
SouthTrust                                   110,142                      2,712
Synovus Financial                             93,979                      2,354
AmSouth                                      120,616                      2,280
Regions Financial(s)                          74,228                      2,222
Union Planters                                44,924                      2,027
Charter One Financial                         71,041                      1,929
Zions Bancorp(s)                              30,200                      1,588
Huntington Bancshares(s)                      82,448                      1,417
                                                                   ------------
                                                                        199,694
                                                                   ------------
Diversified Financials 7.4%
Citigroup                                  1,674,475                     84,528
Fannie Mae                                   325,387                     25,868



7
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--------------------------------------------------------------------------------



                                           Shares/Par                     Value
--------------------------------------------------------------------------------
                                                                   In thousands

J.P. Morgan Chase                             645,622                $   23,468
Morgan Stanley Dean Witter                    361,644                    20,230
American Express                              434,718                    15,515
Freddie Mac                                   225,137                    14,724
Merrill Lynch                                 272,604                    14,208
MBNA                                          277,807                     9,779
Household                                     151,042                     8,751
Charles Schwab                                449,359                     6,952
State Street                                  105,450                     5,510
Lehman Brothers                                80,632                     5,386
USA Education                                  53,171                     4,467
Capital One Financial                          68,189                     3,679
Franklin Resources                             86,278                     3,043
Moody's                                        51,441                     2,051
Bear Stearns                                   33,947                     1,991
AMBAC                                          34,250                     1,982
Stilwell Financial                             71,500                     1,946
Countrywide Credit                             38,425                     1,574
T. Rowe Price Group                            40,200                     1,396
Providian Financial                            91,716                       326
                                                                     ----------
                                                                        257,374
                                                                     ----------
Insurance 4.2%
AIG                                           852,136                    67,660
Marsh & McLennan                               89,534                     9,620
Allstate                                      236,482                     7,969
MetLife(s)                                    243,400                     7,711
Hartford Financial Services                    76,864                     4,829
AFLAC                                         170,100                     4,178
John Hancock Financial Services               100,600                     4,155
XL Capital (Class A)                           43,500                     3,974
Chubb                                          57,560                     3,972
Progressive                                    24,045                     3,590
Loews                                          63,806                     3,534
St. Paul Companies                             69,631                     3,062
Aon                                            84,369                     2,997
Lincoln National                               61,002                     2,963
MBIA                                           48,171                     2,583
Jefferson Pilot                                49,584                     2,294



8
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T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------



                                              Shares/Par                 Value
--------------------------------------------------------------------------------
                                                                  In thousands

MGIC Investment                                   34,488            $    2,129
UnumProvident                                     78,137                 2,071
Cincinnati Financial                              52,635                 2,007
Torchmark                                         40,325                 1,586
SAFECO                                            41,045                 1,276
Conseco *(s)                                     110,744                   494
                                                                    ----------
                                                                       144,654
                                                                    ----------
Real Estate 0.2%
Equity Office Properties, REIT                   131,733                 3,963
Equity Residential Properties Trust, REIT         88,000                 2,526
                                                                    ----------
                                                                         6,489
                                                                    ----------
Total Financials                                                       608,211
                                                                    ----------

HEALTH CARE 14.2%

Biotechnology 1.0%
Amgen *                                          339,086                19,136
Immunex *                                        174,900                 4,847
Genzyme *                                         69,000                 4,130
MedImmune *(s)                                    68,700                 3,183
Biogen *                                          48,400                 2,776
Chiron *(s)                                       62,000                 2,718
                                                                    ----------
                                                                        36,790
                                                                    ----------
Health Care Equipment & Supplies 1.7%
Medtronic                                        393,658                20,159
Baxter                                           192,322                10,314
Guidant *                                        100,281                 4,994
Stryker                                           63,900                 3,730
Boston Scientific *                              130,863                 3,156
Becton, Dickinson                                 84,945                 2,816
Applied Biosystems - Applera                      69,284                 2,721
Biomet                                            86,757                 2,682
St. Jude Medical *                                27,567                 2,141
Zimmer *                                          63,637                 1,944
Waters Corporation *                              42,600                 1,662
C. R. Bard                                        16,526                 1,066
Bausch & Lomb                                     17,259                   650
Viasys Healthcare *                                8,764                   177
                                                                    ----------
                                                                        58,212
                                                                    ----------


9
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T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------



                                               Shares/Par                Value
--------------------------------------------------------------------------------
                                                                  In thousands

Health Care Providers & Services 1.5%
Cardinal Health                                   146,929           $    9,500
UnitedHealth                                      102,784                7,274
HCA-Healthcare                                    167,638                6,461
Tenet Healthcare *                                105,089                6,171
CIGNA                                              48,967                4,537
McKesson HBOC                                      93,078                3,481
Wellpoint Health Networks *(s)                     20,400                2,384
AmerisourceBergen                                  33,700                2,142
HealthSouth *                                     127,679                1,892
IMS Health                                         96,633                1,885
Aetna                                              47,068                1,553
Health Management (Class A) *                      79,700                1,466
Manor Care *                                       32,857                  779
Humana *                                           56,715                  669
Quintiles Transnational *                          38,300                  614
                                                                    ----------
                                                                        50,808
                                                                    ----------
Pharmaceuticals 10.0%
Pfizer                                          2,049,514               81,673
Johnson & Johnson                                 998,356               59,003
Merck                                             743,138               43,697
Bristol-Myers Squibb                              632,076               32,236
Eli Lilly                                         365,501               28,706
Abbott Laboratories                               503,835               28,089
American Home Products                            427,553               26,235
Pharmacia                                         424,728               18,115
Schering-Plough                                   475,710               17,035
Forest Laboratories *                              57,500                4,712
King Pharmaceuticals *                             79,574                3,352
Allergan                                           42,628                3,199
Watson Pharmaceuticals *                           34,700                1,089
Fluor                                              25,926                  970
                                                                    ----------
                                                                       348,111
                                                                    ----------
Total Health Care                                                      493,921
                                                                    ----------



10
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--------------------------------------------------------------------------------



                                                      Shares/Par          Value
--------------------------------------------------------------------------------
                                                                   In thousands

INDUSTRIALS & BUSINESS SERVICES 10.9%

Aerospace & Defense 1.5%
Boeing                                                   272,630    $    10,573
United Technologies                                      152,824          9,877
Honeywell                                                263,106          8,898
Lockheed Martin                                          143,475          6,696
General Dynamics                                          65,079          5,183
Raytheon                                                 125,048          4,060
Northrop Grumman                                          35,713          3,600
Rockwell Collins                                          60,325          1,177
B.F. Goodrich                                             33,284            886
                                                                    -----------
                                                                         50,950
                                                                    -----------
Air Freight & Couriers 0.2%
Fedex *                                                   97,686          5,068
                                                                    -----------
                                                                          5,068
                                                                    -----------
Airlines 0.2%
Southwest Airlines                                       247,519          4,574
Delta                                                     40,939          1,198
AMR *                                                     48,997          1,086
USAir *(s)                                                21,919            139
                                                                    -----------
                                                                          6,997
                                                                    -----------
Building Products 0.1%
Masco                                                    150,654          3,691
Crane                                                     18,632            478
                                                                    -----------
                                                                          4,169
                                                                    -----------
Commercial Services & Supplies 1.9%
Automatic Data Processing                                203,426         11,982
First Data                                               124,398          9,759
Waste Management                                         204,202          6,516
Cendant *                                                314,946          6,176
Concord EFS *                                            158,100          5,183
Paychex                                                  121,255          4,225
Pitney Bowes                                              80,285          3,020
Cintas                                                    55,550          2,666
H&R Block                                                 59,032          2,639
FIserv *                                                  61,087          2,586
Convergys *                                               56,400          2,114



11
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T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------



                                           Shares/Par                    Value
--------------------------------------------------------------------------------
                                                                  In thousands

Avery Dennison                                 35,724               $    2,020
Sabre (Class A) *                              43,450                    1,840
Robert Half *                                  57,400                    1,533
R.R. Donnelley                                 38,177                    1,133
Equifax                                        46,390                    1,120
Deluxe                                         22,562                      938
Allied Waste *(s)                              65,800                      925
Imagistics *                                    6,422                       79
                                                                    ----------
                                                                        66,454
                                                                    ----------
Construction & Engineering 0.0%
McDermott *                                    21,311                      262
                                                                    ----------
                                                                           262
                                                                    ----------
Electrical Equipment 0.3%
Emerson Electric                              139,559                    7,969
Cooper Industries                              31,020                    1,083
Rockwell                                       60,325                    1,077
American Power Conversion *                    63,100                      914
Thomas & Betts                                 17,591                      372
Power-One *(s)                                 25,500                      267
                                                                    ----------
                                                                        11,682
                                                                    ----------

Industrial Conglomerates 5.3%
GE                                          3,231,116                  129,503
Tyco International                            649,321                   38,245
3M                                            128,664                   15,209
Textron                                        45,479                    1,886
                                                                    ----------
                                                                       184,843
                                                                    ----------
Machinery 0.9%
Illinois Tool Works                            99,183                    6,717
Caterpillar                                   112,189                    5,862
Deere                                          76,540                    3,342
Danaher                                        46,739                    2,819
Dover                                          66,343                    2,459
Ingersoll-Rand                                 52,379                    2,190
Parker Hannifin                                38,651                    1,774
Eaton                                          22,327                    1,661
PACCAR                                         25,106                    1,648
ITT Industries                                 28,348                    1,432
Pall                                           40,007                      962



12
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T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------



                                           Shares/Par                    Value
--------------------------------------------------------------------------------
                                                                  In thousands

Navistar                                       19,014              $       751
Cummins Engine(s)                              13,669                      527
                                                                   -----------
                                                                        32,144
                                                                   -----------

Road & Rail 0.4%
Union Pacific                                  80,484                    4,588
Burlington Northern Santa Fe                  127,705                    3,643
CSX                                            68,678                    2,407
Norfolk Southern                              124,101                    2,275
Ryder System                                   18,778                      416
                                                                   -----------
                                                                        13,329
                                                                   -----------

Trading Companies & Distributors 0.1%
Genuine Parts                                  55,662                    2,043
W. W. Grainger                                 31,429                    1,508
                                                                   -----------
                                                                         3,551
                                                                   -----------
Total Industrials & Business Services                                  379,449
                                                                   -----------

INFORMATION TECHNOLOGY 17.3%

Communications Equipment 2.8%
Cisco Systems *                             2,389,496                   43,286
QUALCOMM *                                    246,700                   12,452
Motorola                                      714,002                   10,724
Nortel Networks                             1,038,912                    7,792
Lucent Technologies                         1,111,651                    6,992
JDS Uniphase *                                429,600                    3,727
Corning                                       309,896                    2,764
Tellabs *                                     134,942                    2,018
CIENA *                                       107,000                    1,532
Comverse Technology *                          60,300                    1,348
Scientific-Atlanta                             52,522                    1,257
ADC Telecommunications *                      253,300                    1,167
Avaya *(s)                                     90,912                    1,105
Andrew *                                       25,452                      557
                                                                   -----------
                                                                        96,721
                                                                   -----------

Computers & Peripherals 4.1%
IBM                                           560,764                   67,830
Dell Computer *                               850,497                   23,104
Sun Microsystems *                          1,061,588                   13,063



13
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--------------------------------------------------------------------------------



                                                Shares/Par                Value
--------------------------------------------------------------------------------
                                                                   In thousands

Hewlett-Packard                                    632,980          $    13,001
EMC *                                              717,880                9,648
COMPAQ Computer                                    553,497                5,402
Apple Computer *                                   113,730                2,491
Lexmark (Class A) *                                 42,000                2,478
Network Appliance *                                108,000                2,363
NCR *                                               31,800                1,172
Gateway 2000 *                                     104,492                  840
Palm *                                             185,705                  722
                                                                    -----------
                                                                        142,114
                                                                    -----------

Electronic Equipment & Instruments 0.6%
Agilent Technologies *                             149,065                4,250
Sanmina *                                          168,900                3,360
Solectron *                                        261,526                2,950
Molex                                               62,925                1,948
Jabil Circuit *                                     63,200                1,436
Thermo Electron *                                   59,988                1,431
PerkinElmer                                         40,084                1,404
Symbol Technologies                                 71,175                1,130
Millipore                                           15,627                  949
Tektronix *                                         31,478                  811
                                                                    -----------
                                                                         19,669
                                                                    -----------
Internet Software & Services 0.1%
Yahoo! *(S)                                        183,700                3,262
                                                                    -----------
                                                                          3,262
                                                                    -----------
IT Consulting & Services 0.4%
Electronic Data Systems                            154,459               10,588
Computer Sciences *                                 54,419                2,666
Unisys *                                           103,262                1,295
Sapient *                                           41,400                  319
                                                                    -----------
                                                                         14,868
                                                                    -----------
Office Electronics 0.1%
Xerox (S)                                          218,299                2,275
                                                                    -----------
                                                                          2,275
                                                                    -----------
Semiconductor Equipment & Products 4.2%
Intel                                            2,187,532               68,787
Texas Instruments                                  564,484               15,806
Applied Materials *                                264,838               10,621

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------



                                          Shares/Par                     Value
--------------------------------------------------------------------------------
                                                                  In thousands

Micron Technology *                            194,964              $    6,044
Maxim Integrated Products *                    106,000                   5,566
Analog Devices *                               116,600                   5,176
Xilinx *                                       108,600                   4,240
Linear Technology                              103,500                   4,034
Broadcom (Class A) *(S)                         85,150                   3,480
NVIDIA *(S)                                     47,100                   3,151
KLA-Tencor *                                    61,102                   3,028
Altera *                                       126,500                   2,682
LSI Logic *                                    117,254                   1,850
Novellus Systems *(S)                           45,800                   1,808
Advanced Micro Devices *                       111,790                   1,773
National Semiconductor *                        57,411                   1,768
Teradyne *(S)                                   56,600                   1,706
QLogic *                                        30,622                   1,363
Conexant Systems *(S)                           80,900                   1,162
PMC-Sierra *(S)                                 53,800                   1,144
Applied Micro Circuits *                        97,252                   1,100
Vitesse Semiconductor *                         62,100                     772
                                                                    ----------
                                                                       147,061
                                                                    ----------
Software 5.0%
Microsoft *                                  1,754,554                 116,248
Oracle *                                     1,825,264                  25,216
Computer Associates                            187,736                   6,475
VERITAS Software *                             130,200                   5,838
Siebel Systems *                               148,100                   4,145
PeopleSoft *                                    98,727                   3,969
Intuit *                                        69,100                   2,958
Adobe Systems                                   78,592                   2,442
Compuware *                                    122,870                   1,449
Citrix Systems *(S)                             59,100                   1,340
BMC Software *                                  79,281                   1,298
Mercury Interactive *                           26,200                     890
Parametric Technology *                         84,888                     663
Autodesk                                        17,608                     656
Novell *                                       117,946                     542
                                                                    ----------
                                                                       174,129
                                                                    ----------
Total Information Technology                                           600,099
                                                                    ----------

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------



                                                Shares/Par                Value
--------------------------------------------------------------------------------
                                                                   In thousands

MATERIALS 2.6%

Chemicals 1.2%
DuPont                                             338,843           $   14,404
Dow Chemical                                       292,526                9,881
Air Products and Chemicals                          74,602                3,500
Praxair                                             52,847                2,920
PPG Industries                                      55,498                2,870
Rohm & Haas                                         72,528                2,512
Ecolab                                              42,007                1,691
Engelhard                                           42,876                1,187
Sigma Aldrich                                       25,005                  985
Eastman Chemical                                    24,931                  973
International Flavors & Fragrances                  31,757                  943
Great Lakes Chemical                                16,231                  394
Hercules *(s)                                       33,486                  335
                                                                     ----------
                                                                         42,595
                                                                     ----------
Construction Materials 0.1%
Vulcan Materials                                    32,700                1,568
                                                                     ----------
                                                                          1,568
                                                                     ----------

Containers & Packaging 0.1%
Sealed Air *(s)                                     27,349                1,116
Temple-Inland                                       16,130                  915
Pactiv *                                            49,881                  886
Bemis                                               16,925                  832
Ball                                                 8,615                  609
                                                                     ----------
                                                                          4,358
                                                                     ----------
Metals & Mining 0.7%
Alcoa                                              283,878               10,092
Alcan                                              103,983                3,736
Barrick Gold                                       176,257                2,811
Nucor                                               24,601                1,303
Newmont Mining(s)                                   64,305                1,229
Placer Dome                                        105,439                1,151
Inco *                                              60,467                1,024
Phelps Dodge                                        26,180                  848
Freeport McMoRan Copper Gold (Class B) *(s)         45,177                  605
USX-U.S. Steel                                      30,243                  548

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

                                                  Shares/Par             Value
--------------------------------------------------------------------------------
                                                                  In thousands

Allegheny Technologies                                25,561      $        428
Worthington Industries                                26,772               380
                                                                  ------------
                                                                        24,155
                                                                  ------------

Paper & Forest Products 0.5%
International Paper                                  156,695             6,323
Weyerhaeuser                                          69,688             3,769
Georgia-Pacific                                       73,290             2,024
Willamette Industries                                 35,255             1,837
Mead                                                  32,017               989
Westvaco                                              33,432               951
Boise Cascade                                         18,331               623
Louisiana Pacific                                     36,025               304
                                                                  ------------
                                                                        16,820
                                                                  ------------
Total Materials                                                         89,496
                                                                  ------------

TELECOMMUNICATION SERVICES 5.4%
Diversified Telecommunication Services 4.7%
SBC Communications                                 1,095,319            42,904
Verizon Communications                               884,311            41,969
BellSouth                                            609,317            23,245
AT&T                                               1,151,498            20,888
WorldCom *                                           959,924            13,521
Qwest Communications                                 540,110             7,632
ALLTEL                                               101,627             6,273
Sprint                                               288,596             5,795
Centurytel                                            45,250             1,484
Citizens Communications *(S)                          93,500               997
                                                                  ------------
                                                                       164,708
                                                                  ------------

Wireless Telecommunication Services 0.7%
AT&T Wireless *                                      822,241            11,816
Sprint PCS *(S)                                      321,112             7,838
Nextel Communications (Class A) *(S)                 247,826             2,715
                                                                  ------------
                                                                        22,369
                                                                  ------------
Total Telecommunication Services                                       187,077
                                                                  ------------

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

                                        Shares/Par                       Value
--------------------------------------------------------------------------------
                                                                  In thousands
UTILITIES 3.1%

Electric Utilities 2.4%
Duke Energy                                252,124                    $  9,898
Southern Company                           221,922                       5,626
Dominion Resources                          85,026                       5,110
Exelon                                     104,640                       5,010
American Electric Power                    105,017                       4,571
TXU                                         83,561                       3,940
FirstEnergy                                 98,797                       3,456
FPL                                         57,736                       3,256
Progress Energy                             70,616                       3,180
XCEL Energy                                111,582                       3,095
Public Service Enterprise                   67,932                       2,866
AES *                                      172,502                       2,820
Entergy                                     71,561                       2,799
Consolidated Edison                         68,700                       2,773
Reliant Energy                              96,743                       2,566
PG&E *                                     126,364                       2,431
DTE Energy                                  53,288                       2,235
Mirant *                                   123,039                       1,971
Ameren                                      44,352                       1,876
CINergy(S)                                  51,753                       1,730
PPL                                         47,409                       1,652
Calpine *(S)                                97,900                       1,644
Edison *(S)                                106,068                       1,602
Allegheny Energy                            40,300                       1,460
Constellation Energy                        53,345                       1,416
Teco Energy                                 45,400                       1,191
Pinnacle West Capital                       27,400                       1,147
CMS Energy                                  43,800                       1,053
Niagara Mohawk *(S)                         51,233                         908
                                                                      --------
                                                                        83,282
                                                                      --------

Gas Utilities 0.5%
El Paso                                    166,639                       7,434
Kinder Morgan                               37,450                       2,085
Sempra Energy                               66,380                       1,630
NiSource                                    66,175                       1,526

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

                                                 Shares/Par              Value
--------------------------------------------------------------------------------
                                                                  In thousands

KeySpan (S)                                          43,740          $   1,516
NICOR                                                15,255                635
Peoples Energy (S)                                   11,723                445
                                                                     ---------
                                                                        15,271
                                                                     ---------

Multi-Utilities 0.2%
Williams Companies                                   166,591             4,251
Dynegy (Class A)                                     116,460             2,970
                                                                     ---------
                                                                         7,221
                                                                     ---------
Total Utilities                                                        105,774
                                                                     ---------

Total Common Stocks (Cost $2,714,463)                                3,409,429
                                                                     ---------

SHORT-TERM INVESTMENTS 1.9%
U.S. Government Obligations 0.1%
U.S. Treasury Bills, 1.81%, 2/14/02                4,400,000             4,390
                                                                     ---------
                                                                         4,390
                                                                     ---------

Money Market Fund 1.8%
T. Rowe Price Reserve Investment Fund, 2.43% #    63,335,883            63,336
                                                                     ---------
                                                                        63,336
                                                                     ---------

Total Short-Term Investments (Cost $67,726)                             67,726
                                                                     ---------

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

                                                                                             Value
--------------------------------------------------------------------------------------------------
                                                                                      In thousands
Total Investments in Securities

100.1% of Net Assets (Cost $2,782,189)                                               $   3,477,155

Futures Contracts


                                                     Contract        Unrealized
                                    Expiration       Value           Gain (Loss)
                                    ----------       ----------      -----------
                                                           In thousands
Long, 207 S&P 500 Stock Index
contracts, $3,830,000 of U.S.
Treasury Bills pledged as
initial margin                      3/02             $    59,471     $       459
Net payments (receipts) of
variation margin to date                                                     116
                                                                     ------------
Variation margin receivable
(payable) on open futures
contracts                                                                                     575

Other Assets Less Liabilities                                                              (5,028)
                                                                                     -------------
NET ASSETS                                                                           $  3,472,702
                                                                                     -------------
Net Assets Consist of:

Undistributed net realized gain (loss)                                               $     (70,252)

Net unrealized gain (loss)                                                                 695,425

Paid-in-capital applicable to 112,591,722 shares
of $0.01 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                                       2,847,529
                                                                                     -------------

NET ASSETS                                                                           $   3,472,702
                                                                                     -------------

NET ASSET VALUE PER SHARE                                                            $       30.84
                                                                                     -------------

#    Seven-day yield
*    Non-income producing
(S)  All or a portion of this security is on loan at December 31, 2001 - See
     Note 2
ADR  American Depository Receipts
REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

-----------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands

                                                                       Year
                                                                      Ended
                                                                   12/31/01

   Investment Income (Loss)
   Income
     Dividend                                                    $   46,556
     Interest                                                         1,621
     Securities lending                                                 318
     Other                                                                2
                                                                 ----------
     Total income                                                    48,497
                                                                 ----------
   Expenses

     Shareholder servicing                                            8,078
     Investment management                                            3,554
     Prospectus and shareholder reports                                 326
     Custody and accounting                                             207
     Registration                                                        39
     Directors                                                           20
     Proxy and annual meeting                                            17
     Legal and audit                                                     16
     Miscellaneous                                                      281
                                                                 ----------
     Total expenses                                                  12,538
     Expenses paid indirectly                                            (2)
                                                                 ----------
     Net expenses                                                    12,536
                                                                 ----------
   Net investment income (loss)                                      35,961
                                                                 ----------
   Realized and Unrealized Gain (Loss)
   Net realized gain (loss)
     Securities                                                     (13,640)
     Futures                                                         (6,426)
                                                                 ----------
     Net realized gain (loss)                                       (20,066)
                                                                 ----------
   Change in net unrealized gain (loss)
     Securities                                                    (508,859)
     Futures                                                            269
                                                                 ----------
     Change in net unrealized gain (loss)                          (508,590)
                                                                 ----------
   Net realized and unrealized gain (loss)                         (528,656)
                                                                 ----------

   INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS             $ (492,695)
                                                                 ----------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                                                  Year
                                                                 Ended
                                                               12/31/01       12/31/00

     Increase (Decrease) in Net Assets
     Operations
        Net investment income (loss)                      $     35,961      $   39,314
        Net realized gain (loss)                               (20,066)        130,648
        Change in net unrealized gain (loss)                  (508,590)       (611,277)
                                                          ----------------------------
        Increase (decrease) in net assets
          from operations                                     (492,695)       (441,315)
                                                          ----------------------------
     Distributions to shareholders
        Net investment income                                  (36,615)        (39,254)
        Net realized gain                                           --          (9,469)
                                                          ----------------------------
        Decrease in net assets from distributions              (36,615)        (48,723)
                                                          ----------------------------
     Capital share transactions *
        Shares sold                                            923,324       1,638,056
        Distributions reinvested                                35,650          47,595
        Shares redeemed                                     (1,001,813)     (2,199,966)
        Redemption fees received                                     1             112
                                                          ----------------------------
        Increase (decrease) in net assets from capital
        share transactions                                     (42,838)       (514,203)
                                                          ----------------------------
     Net Assets
     Increase (decrease) during period                        (572,148)     (1,004,241)
     Beginning of period                                     4,044,850       5,049,091
                                                          ----------------------------

     End of period                                        $  3,472,702     $ 4,044,850
                                                          ----------------------------
     *Share information
        Shares sold                                             28,612          42,426
        Distributions reinvested                                 1,184           1,236
        Shares redeemed                                        (31,138)        (57,355)
                                                          ----------------------------
        Increase (decrease) in shares outstanding               (1,342)        (13,693)

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------
                                                               December 31, 2001

-----------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      T. Rowe Price Index Trust, Inc. (the trust) is registered under the Investment Company Act of 1940. The Equity Index 500 Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the trust and commenced operations on March 30, 1990. The fund seeks to match the performance of the Standard & Poor's 500 Stock Index(R).

      The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

      Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

      Short-term debt securities are valued at amortized cost in local currency which, when combined with accrued interest, approximates fair value.

      Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

      Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

      Premiums and Discounts Premiums and discounts on debt securities are amortized for financial reporting purposes.

      Redemption Fees The fund assesses a 0.5% fee on redemptions of fund shares held less than six months. Such fees are retained by the fund, and have the primary effect of increasing paid-in-capital.

      Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------



      reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS

      Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

      Futures Contracts During the year ended December 31, 2001, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

      Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102%-105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At December 31, 2001, the value of loaned securities was $71,489,000; aggregate collateral consisted of $75,479,000 in the securities lending collateral pool.

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------


      Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $141,596,000 and $246,610,000, respectively, for the year ended December 31, 2001.

NOTE 3 - FEDERAL INCOME TAXES

      No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

      Distributions during the year ended December 31, 2001 totaled $36,615,000 and were characterized as ordinary income for tax purposes. The tax-basis components of net assets at December 31, 2001 were as follows:

      --------------------------------------------------------------------------
      Unrealized appreciation                                  $  1,066,180,000
      Unrealized depreciation                                      (373,845,000)
                                                               ----------------
      Net unrealized appreciation (depreciation)                    692,335,000
      Undistributed ordinary income                                     258,000
      Capital loss carryforwards                                    (67,420,000)
                                                               ----------------
      Distributable earnings                                        625,173,000
      Paid-in capital                                             2,847,529,000
                                                               ----------------
      Net assets                                               $  3,472,702,000
                                                               ----------------

      Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. For the year ended December 31, 2001, $2,630,000 of realized capital losses reflected in the accompanying financial statements will not be recognized for federal income tax purposes until 2002. Further, the fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of December 31, 2001, the fund has $67,420,000 of capital loss carryforwards that expire in 2009.

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------



      For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended December 31, 2001, the fund recorded the following permanent reclassifications, which relate primarily to redemptions in-kind. Results of operations and net assets were not affected by these reclassifications.

      --------------------------------------------------------------------------
      Undistributed net investment income                        $    440,000
      Undistributed net realized gain                             (36,320,000)
      Paid-in-capital                                              35,880,000

      At December 31, 2001, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $2,785,278,000.

NOTE 4- RELATED PARTY TRANSACTIONS

      The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $523,000 was payable at December 31, 2001. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.15% of average daily net assets.

      Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through December 31, 2001, which would cause the fund's ratio of total expenses to average net assets to exceed 0.35%. Thereafter, through December 31, 2003, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of total expenses to average net assets to exceed 0.35%. Pursuant to this agreement, $1,822,000 of management fees were not accrued by the fund for the year ended December 31, 2001. At December 31, 2001, unaccrued fees in the amount of $2,503,000 remain subject to reimbursement by the fund through December 31, 2003.

      In addition, the fund has entered into agreements with Price Associates and two wholly owned subsidiaries of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------


      and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $7,005,000 for the year ended December 31, 2001, of which $632,000 was payable at period end.

      The fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. Price Associates provides program management, investment advisory, and administrative services to various state-sponsored college savings plans, which offer portfolios that invest in registered mutual funds (underlying funds) as investment options. These college savings plans do not invest in the underlying funds for the purpose of exercising management or control. As approved by the fund's Board of Directors, the fund bears the cost of shareholder servicing associated with each college savings plan in proportion to the average daily value of its shares owned by the college savings plan. For the year ended December 31, 2001, the fund was charged $130,000 for shareholder servicing costs related to the college savings plans, $23,000 of which was payable at period-end. At December 31, 2001, approximately 0.58% of the outstanding shares of the fund were held by college savings plans.

      Consistent with its investment objective, the fund may invest in T. Rowe Price Group. Additionally, the fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended December 31, 2001, totaled $1,450,000 and are reflected as interest income in the accompanying Statement of Operations.

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------


NOTE 5 - INTERFUND BORROWING

      Pursuant to the fund's prospectus, the fund may borrow up to 33-1/3% of its total assets. The fund is party to an interfund borrowing agreement between the fund and other T. Rowe Price-sponsored mutual funds, which permits it to borrow or lend cash at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. During the year ended December 31, 2001, the fund borrowed amounts ranging from $11,500,000 to $13,400,000, on 5 days, at a weighted average rate of 5.20%. There were no borrowings outstanding at December 31, 2001.

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

-----------------------------------
  REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
  To the Board of Directors of T. Rowe Price Index Trust, Inc. and Shareholders of T. Rowe Price Equity Index 500 Fund

       In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Equity Index 500 Fund (one of the portfolios comprising T. Rowe Price Index Trust, Inc., hereafter referred to as the "Fund") at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

       PricewaterhouseCoopers LLP
       Baltimore, Maryland
       January 18, 2002

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------


-----------------------------------------------------------
TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/01
--------------------------------------------------------------------------------

      We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

      The fund's distributions to shareholders included $440,000 from short-term capital gains.

      For corporate shareholders, $35,961,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.
--------------------------------------------------------------------------------


T. ROWE PRICE MUTUAL FUNDS
-----------------------------------------------------------------------------------------
STOCK FUNDS                     BOND FUNDS                  MONEY MARKET FUNDS+
------------------------------- --------------------------- -----------------------------
Domestic                        Domestic Taxable            Taxable
Blue Chip Growth*               Corporate Income            Prime Reserve
Capital Appreciation            GNMA                        Summit Cash Reserves
Capital Opportunity             High Yield*                 U.S. Treasury Money
Developing Technologies         New Income
Diversified Small-Cap Growth    Short-Term Bond             Tax-Free
Dividend Growth                 Spectrum Income             California Tax-Free Money
Equity Income*                  Summit GNMA                 Maryland Tax-Free Money
Equity Index 500                U.S. Bond Index             New York Tax-Free Money
Extended Equity Market Index    U.S. Treasury Intermediate  Summit Municipal Money Market
Financial Services              U.S. Treasury Long-Term     Tax-Exempt Money
Growth & Income
Growth Stock*                   Domestic Tax-Free           INTERNATIONAL/GLOBAL
Health Sciences                 California Tax-Free Bond    FUNDS
Media & Telecommunications      Florida Intermediate        ------------------------------
Mid-Cap Growth*                  Tax-Free                   Stock
Mid-Cap Value                   Georgia Tax-Free Bond       Emerging Europe &
New America Growth              Maryland Short-Term          Mediterranean
New Era                           Tax-Free Bond             Emerging Markets Stock
New Horizons**                  Maryland Tax-Free Bond      European Stock
Real Estate                     New Jersey Tax-Free Bond    Global Stock
Science & Technology*           New York Tax-Free Bond      Global Technology
Small-Cap Stock*                Summit Municipal Income     International Discovery**
Small-Cap Value*                Summit Municipal            International Equity Index
Spectrum Growth                   Intermediate              International Growth & Income
Tax-Efficient Growth            Tax-Free High Yield         International Stock*
Tax-Efficient Multi-Cap Growth  Tax-Free Income             Japan
Total Equity Market Index       Tax-Free Intermediate Bond  Latin America
Value*                          Tax-Free Short-Intermediate New Asia
                                Virginia Tax-Free Bond      Spectrum International
BLENDED ASSET FUNDS
-------------------------------                             Bond
Balanced                                                    Emerging Markets Bond
Personal Strategy Balanced                                  International Bond*
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced


For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

**    Closed to new investors.

+ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

      Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.

[LOGO] T. ROWE PRICE                    T. Rowe Price Investment Services, Inc.
                                        100 East Pratt Street
                                        Baltimore, MD 21202